UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA  02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MA  02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

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Date of fiscal year end: 7/31

Date of reporting period: 1/31/23

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual reports to shareholders for the period ended January 31, 2023:

John Hancock Funds II:

•John Hancock Fundamental All Cap Core Fund

•John Hancock Multi-Asset Absolute Return Fund

Semiannual report
John Hancock
Fundamental All Cap Core Fund
U.S. equity
January 31, 2023

A message to shareholders
Dear shareholder,
The U.S. stock market was volatile during the six months ended January 31, 2023, buffeted by shifting expectations around inflation, the U.S. Federal Reserve’s interest-rate moves, and the pace of economic growth. To tame inflation, the Fed aggressively increased its overnight lending rate in the last five months of 2022. These moves fueled mounting concern that the economy could be headed for a recession and offset periodic optimism that the central bank was nearing the end of its rate hikes. Worries over soaring inflation in the eurozone, the conflict in Ukraine, and the impact of less restrictive COVID-19 policies in China also kept the market in check.
However, the market rebounded in the New Year as better-than-expected economic data and earnings reports encouraged investors. Although inflation persisted during the period, a modest downturn also fueled optimism that the Fed would continue to slow or even pause its interest-rate increases, while keeping the U.S. economy from falling into a steep and prolonged recession.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental All Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
9	Financial statements
12	Financial highlights
18	Notes to financial statements
26	Special shareholder meeting
27	More information
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2023 (%)

The Russell 3000 Index tracks the performance of 3,000 publicly traded large-, mid-, and small-cap companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 1/31/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 1/31/2023 (% of net assets)
Amazon.com, Inc.	9.0
Alphabet, Inc., Class A	4.9
Workday, Inc., Class A	4.4
The Goldman Sachs Group, Inc.	4.4
KKR & Company, Inc.	4.1
Lennar Corp., A Shares	4.0
Morgan Stanley	4.0
First Hawaiian, Inc.	3.8
Analog Devices, Inc.	3.8
salesforce.com, Inc.	3.6
TOTAL	46.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2022, with the same investment held until January 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2022, with the same investment held until January 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2022	Ending value on 1-31-2023	Expenses paid during period ended 1-31-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,016.40	$5.69	1.12%
	Hypothetical example	1,000.00	1,019.60	5.70	1.12%
Class C	Actual expenses/actual returns	1,000.00	1,012.90	9.23	1.82%
	Hypothetical example	1,000.00	1,016.00	9.25	1.82%
Class I	Actual expenses/actual returns	1,000.00	1,018.30	4.17	0.82%
	Hypothetical example	1,000.00	1,021.10	4.18	0.82%
Class R2	Actual expenses/actual returns	1,000.00	1,016.30	6.20	1.22%
	Hypothetical example	1,000.00	1,019.10	6.21	1.22%
Class R4	Actual expenses/actual returns	1,000.00	1,018.00	4.58	0.90%
	Hypothetical example	1,000.00	1,020.70	4.58	0.90%
Class R6	Actual expenses/actual returns	1,000.00	1,018.50	3.66	0.72%
	Hypothetical example	1,000.00	1,021.60	3.67	0.72%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	5

Fund’s investments
AS OF 1-31-23 (unaudited)
	Shares	Value
Common stocks 99.3%		$243,941,567
(Cost $217,064,493)
Communication services 9.4%		23,082,859
Entertainment 3.5%
Liberty Media Corp.-Liberty Formula One, Series C (A)	123,011	8,709,179
Interactive media and services 5.9%
Alphabet, Inc., Class A (A)	121,063	11,965,867
CarGurus, Inc. (A)	136,420	2,407,813
Consumer discretionary 23.2%		57,097,918
Household durables 5.1%
Lennar Corp., A Shares	96,662	9,898,189
NVR, Inc. (A)	510	2,687,700
Internet and direct marketing retail 9.0%
Amazon.com, Inc. (A)	215,157	22,189,139
Leisure products 2.5%
Polaris, Inc.	53,898	6,189,646
Specialty retail 4.2%
Dufry AG (A)	94,289	4,328,580
Group 1 Automotive, Inc.	27,807	5,946,527
Textiles, apparel and luxury goods 2.4%
Canada Goose Holdings, Inc. (A)	153,783	3,720,011
Salvatore Ferragamo SpA	107,739	2,138,126
Consumer staples 3.3%		8,008,443
Beverages 1.2%
Anheuser-Busch InBev SA/NV, ADR	47,965	2,891,810
Food products 1.1%
The Hain Celestial Group, Inc. (A)	129,822	2,663,947
Personal products 1.0%
BellRing Brands, Inc. (A)	86,484	2,452,686
Energy 5.4%		13,176,703
Oil, gas and consumable fuels 5.4%
Cheniere Energy, Inc.	54,482	8,324,305
Suncor Energy, Inc.	139,758	4,852,398
Financials 19.0%		46,815,836
Banks 3.8%
First Hawaiian, Inc.	342,783	9,405,966
Capital markets 14.6%
KKR & Company, Inc.	182,813	10,202,794
6	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley	100,020	$9,734,947
S&P Global, Inc.	13,843	5,190,294
The Goldman Sachs Group, Inc.	29,543	10,807,125
Consumer finance 0.6%
Synchrony Financial	40,150	1,474,710
Health care 5.1%		12,551,213
Biotechnology 2.6%
Alnylam Pharmaceuticals, Inc. (A)	8,391	1,899,722
Moderna, Inc. (A)	25,075	4,414,705
Health care equipment and supplies 0.9%
Hologic, Inc. (A)	25,876	2,105,530
Life sciences tools and services 0.9%
Thermo Fisher Scientific, Inc.	4,085	2,329,798
Pharmaceuticals 0.7%
Elanco Animal Health, Inc. (A)	131,206	1,801,458
Industrials 5.3%		12,948,297
Electrical equipment 1.6%
Regal Rexnord Corp.	16,068	2,236,666
Sensata Technologies Holding PLC	31,539	1,603,758
Machinery 1.5%
Parker-Hannifin Corp.	11,358	3,702,708
Trading companies and distributors 2.2%
United Rentals, Inc. (A)	12,258	5,405,165
Information technology 25.1%		61,577,396
Electronic equipment, instruments and components 1.0%
CDW Corp.	13,040	2,556,231
Semiconductors and semiconductor equipment 6.6%
Analog Devices, Inc.	53,929	9,247,206
NVIDIA Corp.	35,142	6,865,693
Software 13.9%
Autodesk, Inc. (A)	18,269	3,930,758
Microsoft Corp.	9,690	2,401,279
Oracle Corp.	45,994	4,068,629
Roper Technologies, Inc.	9,556	4,078,023
salesforce.com, Inc. (A)	52,343	8,792,054
Workday, Inc., Class A (A)	59,960	10,878,543
Technology hardware, storage and peripherals 3.6%
Apple, Inc.	60,704	8,758,980
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	7

	Shares	Value
Materials 1.4%		$3,383,511
Chemicals 1.4%
Axalta Coating Systems, Ltd. (A)	112,409	3,383,511
Real estate 2.1%		5,299,391
Equity real estate investment trusts 1.9%
American Tower Corp.	13,169	2,941,823
Crown Castle, Inc.	11,696	1,732,295
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	242,354	625,273

	Yield (%)	Shares	Value
Short-term investments 0.7%			$1,563,479
(Cost $1,563,103)
Short-term funds 0.7%			1,563,479
John Hancock Collateral Trust (B)	4.3787(C)	156,382	1,563,479

Total investments (Cost $218,627,596) 100.0%	$245,505,046
Other assets and liabilities, net 0.0%	117,538
Total net assets 100.0%	$245,622,584

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 1-31-23.
At 1-31-23, the aggregate cost of investments for federal income tax purposes was $219,266,030. Net unrealized appreciation aggregated to $26,239,016, of which $34,414,802 related to gross unrealized appreciation and $8,175,786 related to gross unrealized depreciation.
8	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $217,064,493)	$243,941,567
Affiliated investments, at value (Cost $1,563,103)	1,563,479
Total investments, at value (Cost $218,627,596)	245,505,046
Dividends and interest receivable	148,225
Receivable for fund shares sold	459,862
Receivable from affiliates	4,526
Other assets	52,899
Total assets	246,170,558
Liabilities
Payable for fund shares repurchased	458,140
Payable to affiliates
Accounting and legal services fees	16,745
Transfer agent fees	17,482
Distribution and service fees	26
Trustees’ fees	12
Other liabilities and accrued expenses	55,569
Total liabilities	547,974
Net assets	$245,622,584
Net assets consist of
Paid-in capital	$232,210,103
Total distributable earnings (loss)	13,412,481
Net assets	$245,622,584

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($95,421,887 ÷ 3,765,121 shares)[1]	$25.34
Class C ($10,110,701 ÷ 425,732 shares)[1]	$23.75
Class I ($78,753,832 ÷ 3,022,517 shares)	$26.06
Class R2 ($127,706 ÷ 5,019 shares)	$25.45
Class R4 ($82,027 ÷ 3,164 shares)	$25.93
Class R6 ($61,126,431 ÷ 2,332,135 shares)	$26.21
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$26.67

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	9

STATEMENT OF OPERATIONS For the six months ended 1-31-23 (unaudited)

Investment income
Dividends	$1,368,719
Dividends from affiliated investments	91,766
Interest	3,012
Less foreign taxes withheld	(18,654)
Total investment income	1,444,843
Expenses
Investment management fees	898,942
Distribution and service fees	182,783
Accounting and legal services fees	23,714
Transfer agent fees	121,762
Trustees’ fees	3,773
Custodian fees	23,958
State registration fees	73,759
Printing and postage	13,910
Professional fees	32,006
Other	11,058
Total expenses	1,385,665
Less expense reductions	(135,591)
Net expenses	1,250,074
Net investment income	194,769
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(12,908,939)
Affiliated investments	3,994
(12,904,945)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	12,861,429
Affiliated investments	376
12,861,805
Net realized and unrealized loss	(43,140)
Increase in net assets from operations	$151,629
10	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-23 (unaudited)	Year ended 7-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$194,769	$(86,189)
Net realized gain (loss)	(12,904,945)	15,174,847
Change in net unrealized appreciation (depreciation)	12,861,805	(47,210,741)
Increase (decrease) in net assets resulting from operations	151,629	(32,122,083)
Distributions to shareholders
From earnings
Class A	(4,240,407)	(3,040,461)
Class C	(479,220)	(345,989)
Class I	(3,616,165)	(2,478,858)
Class R2	(5,547)	(4,751)
Class R4	(3,639)	(3,183)
Class R6	(2,682,185)	(1,440,091)
Total distributions	(11,027,163)	(7,313,333)
From fund share transactions	(25,039,433)	177,119,763
Total increase (decrease)	(35,914,967)	137,684,347
Net assets
Beginning of period	281,537,551	143,853,204
End of period	$245,622,584	$281,537,551
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	11

Financial highlights
CLASS A SHARES Period ended	1-31-23[1]	7-31-22	7-31-21	7-31-20	7-31-19	7-31-18
Per share operating performance
Net asset value, beginning of period	$26.23	$29.93	$21.48	$18.51	$19.84	$17.95
Net investment loss[2]	(0.01)	(0.06)	(0.10)	(0.02)	—[3]	(0.05)
Net realized and unrealized gain (loss) on investments	0.29	(2.58)	9.29	2.99	0.12	3.08
Total from investment operations	0.28	(2.64)	9.19	2.97	0.12	3.03
Less distributions
From net investment income	—	—	—	—[3]	—	—
From net realized gain	(1.17)	(1.06)	(0.74)	—	(1.45)	(1.14)
Total distributions	(1.17)	(1.06)	(0.74)	—[3]	(1.45)	(1.14)
Net asset value, end of period	$25.34	$26.23	$29.93	$21.48	$18.51	$19.84
Total return (%)[4,5]	1.64[6]	(9.29)	43.58	16.05	2.60	17.14
Ratios and supplemental data
Net assets, end of period (in millions)	$95	$91	$74	$53	$49	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23[7]	1.23	1.31	1.40	1.36	1.33
Expenses including reductions	1.12[7]	1.12	1.24	1.27	1.28	1.28
Net investment income (loss)	(0.07)[7]	(0.21)	(0.39)	(0.11)	0.01	(0.25)
Portfolio turnover (%)	16	25	18	22	21	23

[1]	Six months ended 1-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
12	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	1-31-23[1]	7-31-22	7-31-21	7-31-20	7-31-19	7-31-18
Per share operating performance
Net asset value, beginning of period	$24.75	$28.48	$20.62	$17.89	$19.36	$17.67
Net investment loss[2]	(0.09)	(0.24)	(0.27)	(0.15)	(0.12)	(0.18)
Net realized and unrealized gain (loss) on investments	0.26	(2.43)	8.87	2.88	0.10	3.01
Total from investment operations	0.17	(2.67)	8.60	2.73	(0.02)	2.83
Less distributions
From net realized gain	(1.17)	(1.06)	(0.74)	—	(1.45)	(1.14)
Net asset value, end of period	$23.75	$24.75	$28.48	$20.62	$17.89	$19.36
Total return (%)[3,4]	1.29[5]	(9.88)	42.51	15.26	1.90	16.25
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$10	$8	$6	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93[6]	1.93	2.01	2.10	2.06	2.03
Expenses including reductions	1.82[6]	1.82	1.94	1.97	1.98	1.98
Net investment loss	(0.77)[6]	(0.91)	(1.09)	(0.81)	(0.69)	(0.95)
Portfolio turnover (%)	16	25	18	22	21	23

[1]	Six months ended 1-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	13

CLASS I SHARES Period ended	1-31-23[1]	7-31-22	7-31-21	7-31-20	7-31-19	7-31-18
Per share operating performance
Net asset value, beginning of period	$26.89	$30.56	$21.86	$18.82	$20.08	$18.13
Net investment income (loss)[2]	0.04	0.03	(0.03)	0.04	0.06	0.01
Net realized and unrealized gain (loss) on investments	0.30	(2.64)	9.47	3.03	0.13	3.11
Total from investment operations	0.34	(2.61)	9.44	3.07	0.19	3.12
Less distributions
From net investment income	—	—	—	(0.03)	—	(0.03)
From net realized gain	(1.17)	(1.06)	(0.74)	—	(1.45)	(1.14)
Total distributions	(1.17)	(1.06)	(0.74)	(0.03)	(1.45)	(1.17)
Net asset value, end of period	$26.06	$26.89	$30.56	$21.86	$18.82	$20.08
Total return (%)[3]	1.83[4]	(9.00)	43.97	16.34	2.94	17.50
Ratios and supplemental data
Net assets, end of period (in millions)	$79	$120	$38	$18	$20	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[5]	0.93	1.01	1.10	1.08	1.03
Expenses including reductions	0.82[5]	0.83	0.94	0.97	0.99	0.98
Net investment income (loss)	0.30[5]	0.10	(0.10)	0.19	0.31	0.03
Portfolio turnover (%)	16	25	18	22	21	23

[1]	Six months ended 1-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
14	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	1-31-23[1]	7-31-22	7-31-21	7-31-20	7-31-19	7-31-18
Per share operating performance
Net asset value, beginning of period	$26.34	$30.07	$21.61	$18.64	$19.98	$18.09
Net investment loss[2]	(0.02)	(0.09)	(0.13)	(0.04)	—	(0.05)
Net realized and unrealized gain (loss) on investments	0.30	(2.58)	9.33	3.01	0.11	3.09
Total from investment operations	0.28	(2.67)	9.20	2.97	0.11	3.04
Less distributions
From net investment income	—	—	—	—	—	(0.01)
From net realized gain	(1.17)	(1.06)	(0.74)	—	(1.45)	(1.14)
Total distributions	(1.17)	(1.06)	(0.74)	—	(1.45)	(1.15)
Net asset value, end of period	$25.45	$26.34	$30.07	$21.61	$18.64	$19.98
Total return (%)[3]	1.63[4]	(9.35)	43.35	15.93	2.53	17.09
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32[6]	1.32	1.40	1.49	1.46	1.35
Expenses including reductions	1.22[6]	1.21	1.34	1.36	1.38	1.30
Net investment loss	(0.16)[6]	(0.30)	(0.49)	(0.21)	—	(0.28)
Portfolio turnover (%)	16	25	18	22	21	23

[1]	Six months ended 1-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	15

CLASS R4 SHARES Period ended	1-31-23[1]	7-31-22	7-31-21	7-31-20	7-31-19	7-31-18
Per share operating performance
Net asset value, beginning of period	$26.77	$30.45	$21.79	$18.75	$20.03	$18.11
Net investment income (loss)[2]	0.02	0.01	(0.03)	0.01	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	0.31	(2.63)	9.43	3.05	0.14	3.11
Total from investment operations	0.33	(2.62)	9.40	3.06	0.17	3.09
Less distributions
From net investment income	—	—	—	(0.02)	—	(0.03)
From net realized gain	(1.17)	(1.06)	(0.74)	—	(1.45)	(1.14)
Total distributions	(1.17)	(1.06)	(0.74)	(0.02)	(1.45)	(1.17)
Net asset value, end of period	$25.93	$26.77	$30.45	$21.79	$18.75	$20.03
Total return (%)[3]	1.80[4]	(9.06)	43.92	16.32	2.84	17.31
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[6]	1.08	1.15	1.24	1.31	1.27
Expenses including reductions	0.90[6]	0.87	0.99	1.00	1.13	1.12
Net investment income (loss)	0.16[6]	0.04	(0.13)	0.06	0.15	(0.12)
Portfolio turnover (%)	16	25	18	22	21	23

[1]	Six months ended 1-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
16	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	1-31-23[1]	7-31-22	7-31-21	7-31-20	7-31-19	7-31-18
Per share operating performance
Net asset value, beginning of period	$27.03	$30.68	$21.92	$18.86	$20.10	$18.14
Net investment income[2]	0.04	0.06	—[3]	0.06	0.07	0.02
Net realized and unrealized gain (loss) on investments	0.31	(2.65)	9.50	3.05	0.14	3.12
Total from investment operations	0.35	(2.59)	9.50	3.11	0.21	3.14
Less distributions
From net investment income	—	—	—	(0.05)	—	(0.04)
From net realized gain	(1.17)	(1.06)	(0.74)	—	(1.45)	(1.14)
Total distributions	(1.17)	(1.06)	(0.74)	(0.05)	(1.45)	(1.18)
Net asset value, end of period	$26.21	$27.03	$30.68	$21.92	$18.86	$20.10
Total return (%)[4]	1.85[5]	(8.90)	44.12	16.49	3.04	17.62
Ratios and supplemental data
Net assets, end of period (in millions)	$61	$61	$24	$16	$14	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[6]	0.82	0.90	0.99	0.96	0.93
Expenses including reductions	0.72[6]	0.72	0.84	0.85	0.88	0.88
Net investment income	0.34[6]	0.20	0.01	0.30	0.39	0.13
Portfolio turnover (%)	16	25	18	22	21	23

[1]	Six months ended 1-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
18	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$23,082,859	$23,082,859	—	—
Consumer discretionary	57,097,918	50,631,212	$6,466,706	—
Consumer staples	8,008,443	8,008,443	—	—
Energy	13,176,703	13,176,703	—	—
Financials	46,815,836	46,815,836	—	—
Health care	12,551,213	12,551,213	—	—
Industrials	12,948,297	12,948,297	—	—
Information technology	61,577,396	61,577,396	—	—
Materials	3,383,511	3,383,511	—	—
Real estate	5,299,391	5,299,391	—	—
Short-term investments	1,563,479	1,563,479	—	—
Total investments in securities	$245,505,046	$239,038,340	$6,466,706	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	19

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2023 were $2,105.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
20	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

As of July 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2.5 billion of the fund’s aggregate average daily net assets together with the net assets of Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust (combined aggregate average daily net assets); and b) 0.650% of the combined aggregate average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	21

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on November 30, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended January 31, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$46,543
Class C	4,875
Class I	53,824
Class R2	60
Class	Expense reduction
Class R4	$40
Class R6	30,210
Total	$135,552

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2023, were equivalent to a net annual effective rate of 0.57% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended January 31, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on November 30, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $39 for Class R4 shares for the six months ended January 31, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $153,668 for the six months ended January 31, 2023. Of this amount, $24,797 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $128,871 was paid as sales commissions to broker-dealers.
22	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2023, CDSCs received by the Distributor amounted to $8,953 and $1,009 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$135,279	$51,677
Class C	47,099	5,397
Class I	—	61,906
Class R2	295	6
Class R4	110	4
Class R6	—	2,772
Total	$182,783	$121,762
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2023 and for the year ended July 31, 2022 were as follows:
	Six Months Ended 1-31-23		Year Ended 7-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	622,782	$15,505,438	1,552,833	$44,868,746
Distributions reinvested	189,351	4,239,568	100,486	3,039,709
Repurchased	(523,853)	(12,492,997)	(655,904)	(18,404,415)
Net increase	288,280	$7,252,009	997,415	$29,504,040
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	23

	Six Months Ended 1-31-23		Year Ended 7-31-22
	Shares	Amount	Shares	Amount
Class C shares
Sold	71,844	$1,652,444	183,897	$5,103,585
Distributions reinvested	22,820	479,220	12,072	345,989
Repurchased	(62,436)	(1,422,514)	(65,824)	(1,705,310)
Net increase	32,228	$709,150	130,145	$3,744,264
Class I shares
Sold	1,559,503	$39,000,106	5,130,075	$153,123,650
Distributions reinvested	157,054	3,615,390	80,059	2,477,841
Repurchased	(3,142,545)	(77,599,368)	(2,011,270)	(55,829,314)
Net increase (decrease)	(1,425,988)	$(34,983,872)	3,198,864	$99,772,177
Class R2 shares
Sold	146	$3,432	1,674	$52,476
Distributions reinvested	191	4,303	120	3,660
Repurchased	(24)	(594)	(1,546)	(49,479)
Net increase	313	$7,141	248	$6,657
Class R4 shares
Sold	54	$1,341	414	$13,101
Distributions reinvested	29	659	16	478
Repurchased	(1)	(26)	(3)	(78)
Net increase	82	$1,974	427	$13,501
Class R6 shares
Sold	336,560	$8,446,642	1,939,804	$57,491,361
Distributions reinvested	115,861	2,682,185	46,320	1,440,091
Repurchased	(368,608)	(9,154,662)	(511,719)	(14,852,328)
Net increase	83,813	$1,974,165	1,474,405	$44,079,124
Total net increase (decrease)	(1,021,272)	$(25,039,433)	5,801,504	$177,119,763
Affiliates of the fund owned 81% and 16% of shares of Class R4 and Class R6, respectively, on January 31, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $40,821,019 and $73,874,872, respectively, for the six months ended January 31, 2023.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to
24	JOHN HANCOCK Fundamental All Cap Core Fund | SEMIANNUAL REPORT

underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	156,382	—	$57,470,831	$(55,911,722)	$3,994	$376	$91,766	—	$1,563,479
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	25

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1: To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
26	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	27

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2730338	376SA 1/23
3/23

Semiannual report
John Hancock
Multi-Asset Absolute Return Fund
Alternative
January 31, 2023

A message to shareholders
Dear shareholder,
Global equities finished with a roughly flat return during the six months ended January 31, 2023, albeit with elevated volatility along the way. The first two-plus months of the period were characterized by weak price performance, with markets remaining under pressure from the combination of high inflation, rising interest rates, geopolitical tensions, and concerns about slowing economic growth. The backdrop changed for the better from mid-October onward, however, helping stocks recapture their earlier losses. Although inflation persisted during the period, a modest downturn prompted investors to look ahead to the point at which the U.S. Federal Reserve and other central banks could stop raising interest rates, boosting the performance of risk assets. The markets were also cheered by China’s decision to move off of its zero-COVID policy. Not least, economic data and solid corporate earnings results raised hopes that the world economy was on track for a soft landing.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multi-Asset Absolute Return Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
18	Financial statements
21	Financial highlights
27	Notes to financial statements
40	Special shareholder meeting
41	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term total return.
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/2023 (%)

The Blended Index is 30% MSCI All Country World Index and 70% Bloomberg Global Aggregate Bond USD Hedged Index.
The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
The Bloomberg Global Aggregate Bond USD Hedged Index tracks the performance of global investment-grade debt in fixed-rate treasury, government-related, corporate, and securitized bond markets. Currency exposure is hedged to the U.S. dollar (USD).
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 1/31/2023 (% of net assets)

COUNTRY COMPOSITION AS OF 1/31/2023 (% of net assets)
United States	69.3
Denmark	6.0
Germany	3.6
France	3.4
United Kingdom	2.6
Ireland	2.6
Japan	2.2
China	2.1
Switzerland	2.0
South Korea	1.2
Other countries	5.0
TOTAL	100.0
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

PORTFOLIO ALLOCATION AS OF 1/31/2023 (% of net assets)

Common stocks	88.0
Information technology	23.4
Health care	19.9
Consumer staples	11.7
Communication services	9.2
Consumer discretionary	9.2
Industrials	6.0
Financials	5.9
Utilities	1.7
Materials	0.8
Real estate	0.2
U.S. Government	5.7
Corporate bonds	3.7
Other assets and liabilities, net	2.6
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2022, with the same investment held until January 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on August 1, 2022, with the same investment held until January 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 8-1-2022	Ending value on 1-31-2023	Expenses paid during period ended 1-31-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$996.80	$7.55	1.50%
	Hypothetical example	1,000.00	1,017.60	7.63	1.50%
Class C	Actual expenses/actual returns	1,000.00	993.40	11.05	2.20%
	Hypothetical example	1,000.00	1,014.10	11.17	2.20%
Class I	Actual expenses/actual returns	1,000.00	998.90	6.05	1.20%
	Hypothetical example	1,000.00	1,019.20	6.11	1.20%
Class R2	Actual expenses/actual returns	1,000.00	997.70	7.55	1.50%
	Hypothetical example	1,000.00	1,017.60	7.63	1.50%
Class R6	Actual expenses/actual returns	1,000.00	999.00	5.49	1.09%
	Hypothetical example	1,000.00	1,019.70	5.55	1.09%
Class NAV	Actual expenses/actual returns	1,000.00	999.00	5.44	1.08%
	Hypothetical example	1,000.00	1,019.80	5.50	1.08%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 1-31-23 (unaudited)
	Shares	Value
Common stocks 88.0%		$437,497,471
(Cost $362,351,657)
Brazil 0.1%		521,350
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	22,522	247,967
CPFL Energia SA	41,700	273,383
Canada 1.1%		5,272,205
Royal Bank of Canada	15,600	1,596,404
The Bank of Nova Scotia	67,900	3,675,801
China 2.1%		10,355,187
Alibaba Group Holding, Ltd., ADR (A)	10,773	1,187,185
Baidu, Inc., ADR (A)	3,391	456,700
Chengdu Xingrong Environment Company, Ltd., Class A	356,296	264,602
China Construction Bank Corp., H Shares	1,317,000	852,482
China Longyuan Power Group Corp., Ltd., H Shares	714,000	985,635
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	54,579	393,176
Henan Shuanghui Investment & Development Company, Ltd., Class A	85,598	323,715
Industrial & Commercial Bank of China, Ltd., H Shares	1,565,000	837,148
Meituan, Class B (A)(B)	850	19,003
Ming Yang Smart Energy Group, Ltd., Class A	233,625	966,822
Ming Yang Smart Energy Group, Ltd., GDR (A)	7,951	157,427
NetEase, Inc., ADR	3,673	325,465
PICC Property & Casualty Company, Ltd., H Shares	494,000	464,435
Ping An Insurance Group Company of China, Ltd., H Shares	118,500	920,473
Sinopharm Group Company, Ltd., H Shares	279,600	685,297
Tencent Holdings, Ltd.	7,800	380,086
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Titan Wind Energy Suzhou Company, Ltd., Class A	295,797	716,465
Zhejiang Chint Electrics Company, Ltd., Class A	87,698	419,071
Denmark 3.1%		15,669,886
Novo Nordisk A/S, B Shares	113,230	15,669,886
France 3.0%		14,804,663
Air Liquide SA	13,337	2,123,590
Sanofi	60,648	5,938,899
Vinci SA	59,671	6,742,174
Germany 3.6%		17,682,506
Allianz SE	31,961	7,642,287
Deutsche Post AG	101,207	4,357,620
Muenchener Rueckversicherungs-Gesellschaft AG	10,193	3,681,774
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

	Shares	Value
Germany (continued)
Siemens AG	12,809	$2,000,825
Hong Kong 0.4%		1,956,504
China Everbright Environment Group, Ltd.	368,000	163,644
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Overseas Land & Investment, Ltd.	114,000	307,831
China Resources Land, Ltd.	118,000	565,522
China Traditional Chinese Medicine Holdings Company, Ltd.	372,000	178,229
Techtronic Industries Company, Ltd.	57,500	741,278
India 0.2%		1,238,488
Infosys, Ltd., ADR	65,877	1,238,488
Indonesia 0.3%		1,263,684
Telkom Indonesia Persero Tbk PT	4,889,800	1,263,684
Ireland 2.6%		12,953,708
Accenture PLC, Class A	23,806	6,643,064
Medtronic PLC	75,405	6,310,644
Israel 0.6%		2,928,780
Check Point Software Technologies, Ltd. (A)	23,025	2,928,780
Japan 2.2%		11,113,544
Hoya Corp.	20,100	2,210,436
KDDI Corp.	100,300	3,133,718
Nippon Telegraph & Telephone Corp.	128,000	3,838,147
Shin-Etsu Chemical Company, Ltd.	13,100	1,931,243
Mexico 0.2%		1,253,063
Fomento Economico Mexicano SAB de CV	97,700	855,410
Grupo Financiero Banorte SAB de CV, Series O	48,000	397,653
Netherlands 0.2%		924,287
Prosus NV (A)	11,447	924,287
Philippines 0.0%		56,505
PLDT, Inc.	2,280	56,505
South Africa 0.3%		1,329,984
Naspers, Ltd., N Shares	3,922	758,276
Sanlam, Ltd.	80,011	259,286
Standard Bank Group, Ltd.	31,312	312,422
South Korea 1.2%		6,053,192
BNK Financial Group, Inc. (A)	7,814	45,078
Hyundai Glovis Company, Ltd.	4,366	590,861
Hyundai Mobis Company, Ltd.	2,704	452,128
LG Corp. (A)	2,298	154,757
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Samsung Electronics Company, Ltd.	30,132	$1,500,883
Samsung Fire & Marine Insurance Company, Ltd.	7,171	1,182,402
SK Square Company, Ltd. (A)	19,497	577,587
SK Telecom Company, Ltd.	37,640	1,426,372
SK Telecom Company, Ltd., ADR	5,805	123,124
Spain 0.6%		2,772,195
Iberdrola SA	236,299	2,772,195
Switzerland 2.0%		9,843,406
Chubb, Ltd.	7,002	1,592,885
Nestle SA	25,161	3,069,870
Roche Holding AG	15,563	4,858,308
Sonova Holding AG	1,289	322,343
Taiwan 0.6%		2,800,089
Taiwan Semiconductor Manufacturing Company, Ltd.	149,000	2,629,373
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,841	170,716
Thailand 0.1%		726,884
Advanced Info Service PCL	15,500	91,776
Bangkok Bank PCL	21,800	105,095
Thai Union Group PCL	1,091,600	530,013
Turkey 0.0%		127,088
BIM Birlesik Magazalar AS	19,166	127,088
United Kingdom 2.5%		12,583,161
Diageo PLC	72,234	3,158,507
GSK PLC	70,419	1,236,910
Reckitt Benckiser Group PLC	35,865	2,555,770
Rightmove PLC	113,866	827,337
Unilever PLC	31,660	1,611,464
Unilever PLC (Euronext Amsterdam Exchange)	62,899	3,193,173
United States 61.0%		303,267,112
Adobe, Inc. (A)	11,874	4,397,417
Advanced Micro Devices, Inc. (A)	24,763	1,860,939
Akamai Technologies, Inc. (A)	55,897	4,972,038
Alphabet, Inc., Class A (A)	189,547	18,734,825
Automatic Data Processing, Inc.	32,879	7,424,407
AutoZone, Inc. (A)	1,238	3,019,296
Baxter International, Inc.	40,703	1,859,720
Bristol-Myers Squibb Company	101,039	7,340,483
Cadence Design Systems, Inc. (A)	29,227	5,343,572
Centene Corp. (A)	42,818	3,264,444
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

	Shares	Value
United States (continued)
Cigna Corp.	25,685	$8,133,669
Cisco Systems, Inc.	161,573	7,863,758
Cognizant Technology Solutions Corp., Class A	40,144	2,679,612
Colgate-Palmolive Company	36,539	2,723,252
Comcast Corp., Class A	184,902	7,275,894
CVS Health Corp.	86,617	7,641,352
eBay, Inc.	142,654	7,061,373
Edison International	4,640	319,696
Elevance Health, Inc.	15,834	7,916,842
Expeditors International of Washington, Inc.	35,922	3,884,964
F5, Inc. (A)	9,368	1,383,279
Fiserv, Inc. (A)	57,071	6,088,334
Global Payments, Inc.	43,018	4,848,989
Intuit, Inc.	1,150	486,071
Johnson & Johnson	72,918	11,916,260
Laboratory Corp. of America Holdings	8,188	2,064,359
Marsh & McLennan Companies, Inc.	18,756	3,280,612
Mastercard, Inc., Class A	20,814	7,713,668
McDonald’s Corp.	17,230	4,607,302
Merck & Company, Inc.	27,509	2,954,742
Meta Platforms, Inc., Class A (A)	22,552	3,359,571
Microsoft Corp.	99,589	24,679,150
Mondelez International, Inc., Class A	122,449	8,013,063
Monster Beverage Corp. (A)	73,234	7,622,195
NIKE, Inc., Class B	60,888	7,752,869
Oracle Corp.	67,752	5,993,342
Paychex, Inc.	12,297	1,424,730
PepsiCo, Inc.	33,359	5,705,056
Pfizer, Inc.	69,207	3,056,181
Public Service Enterprise Group, Inc.	55,491	3,436,558
Ross Stores, Inc.	29,724	3,513,080
Starbucks Corp.	60,422	6,594,457
State Street Corp.	17,083	1,560,190
Stryker Corp.	9,966	2,529,470
Texas Roadhouse, Inc.	52,613	5,283,924
The Coca-Cola Company	209,106	12,822,380
The Estee Lauder Companies, Inc., Class A	6,254	1,732,858
The Hershey Company	9,835	2,208,941
The Procter & Gamble Company	29,491	4,198,929
The TJX Companies, Inc.	54,028	4,422,732
The Toro Company	44,859	5,002,676
UnitedHealth Group, Inc.	4,687	2,339,704
Verizon Communications, Inc.	89,659	3,727,125
Visa, Inc., Class A	49,864	11,479,191
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
VMware, Inc., Class A (A)	12,268	$1,502,462
W.W. Grainger, Inc.	3,739	2,204,066

Waste Management, Inc.	13,191	2,041,043
Preferred securities 0.0%		$234,760
(Cost $317,850)
Brazil 0.0%		234,760
Banco Bradesco SA	85,001	234,760

	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 5.7%					$28,299,755
(Cost $27,703,794)
U.S. Government 5.7%					28,299,755
U.S. Treasury
Note	0.625	05-15-30		2,453,600	2,007,064
Note (D)	0.625	08-15-30		2,381,000	1,938,562
Note (D)	0.875	11-15-30		2,266,000	1,872,814
Note	1.250	08-15-31		2,038,400	1,710,425
Note	1.625	05-15-31		2,444,200	2,126,549
Note	1.750	11-15-29		1,606,000	1,439,440
Note (D)	1.875	02-15-32		3,983,500	3,495,366
Note (D)	2.375	05-15-29		3,924,700	3,657,943
Note	2.625	02-15-29		585,100	554,085
Note (D)	2.875	05-15-32		3,891,800	3,706,331
Note (D)	3.125	11-15-28		2,662,600	2,594,579

Note	4.125	11-15-32		3,038,500	3,196,597
Corporate bonds 3.7%					$18,289,776
(Cost $19,856,804)
Austria 0.0%					177,893
Erste Group Bank AG	0.010	09-11-29	EUR	200,000	177,893
Canada 0.1%					280,555
Federation des Caisses Desjardins du Quebec	0.050	11-26-27	EUR	300,000	280,555
Denmark 2.9%					14,107,953
Nykredit Realkredit A/S	1.000	07-01-25	DKK	3,900,000	540,538
Nykredit Realkredit A/S	2.500	10-01-47	DKK	2,425,649	320,811
Nykredit Realkredit A/S	2.500	10-01-53	DKK	1,569,469	199,661
Nykredit Realkredit A/S	4.000	10-01-53	DKK	14,291,861	2,015,527
Nykredit Realkredit A/S	5.000	10-01-53	DKK	2,491,177	364,428
Nykredit Realkredit A/S	5.000	10-01-53	DKK	13,078,881	1,930,476
Realkredit Danmark A/S	1.000	04-01-24	DKK	12,000,000	1,708,670
Realkredit Danmark A/S	1.000	04-01-26	DKK	7,300,000	995,900
Realkredit Danmark A/S	1.500	10-01-53	DKK	52,582,670	6,031,942
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	11

	Rate (%)	Maturity date		Par value^	Value
France 0.4%					$2,020,758
AXA Home Loan SFH SA	0.010	10-16-29	EUR	900,000	799,161
BPCE SFH SA	0.010	01-21-27	EUR	900,000	865,839
BPCE SFH SA	0.625	05-29-31	EUR	400,000	355,758
Japan 0.0%					89,189
Sumitomo Mitsui Banking Corp.	0.409	11-07-29	EUR	100,000	89,189
Norway 0.2%					1,032,901
Sparebanken Vest Boligkreditt AS	0.750	02-27-25	EUR	1,000,000	1,032,901
United Kingdom 0.1%					580,527
ASB Finance, Ltd.	0.250	05-21-31	EUR	200,000	169,431
Santander UK PLC	0.500	01-10-25	EUR	400,000	411,096

Total investments (Cost $410,230,105) 97.4%	$484,321,762
Other assets and liabilities, net 2.6%	12,749,599
Total net assets 100.0%	$497,071,361

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
12	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	135	Long	Mar 2023	$15,548,064	$15,499,688	$(48,376)
2-Year U.S. Treasury Note Futures	218	Long	Apr 2023	44,651,107	44,855,203	204,096
5-Year U.S. Treasury Note Futures	1,480	Long	Apr 2023	159,715,750	161,990,625	2,274,875
ASX SPI 200 Index Futures	56	Short	Mar 2023	(7,045,973)	(7,380,799)	(334,826)
Canadian 10-Year Bond Futures	57	Short	Mar 2023	(5,352,276)	(5,411,905)	(59,629)
Euro STOXX 50 Index Futures	442	Short	Mar 2023	(18,971,255)	(20,138,524)	(1,167,269)
Euro-Bund Futures	130	Short	Mar 2023	(19,704,004)	(19,367,716)	336,288
FTSE 100 Index Futures	101	Short	Mar 2023	(9,311,150)	(9,675,021)	(363,871)
Mini MSCI Emerging Markets Index Futures	281	Short	Mar 2023	(13,739,902)	(14,679,440)	(939,538)
Nikkei 225 Mini Index Futures	468	Short	Mar 2023	(9,937,926)	(9,874,867)	63,059
S&P 500 E-Mini Index Futures	508	Short	Mar 2023	(100,847,078)	(103,886,000)	(3,038,922)
						$(3,074,113)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	388,920	EUR	253,000	BOA	2/14/2023	—	$(605)
AUD	4,214,000	JPY	378,425,723	BOA	2/14/2023	$64,092	—
AUD	752,000	JPY	68,523,684	BNP	2/14/2023	3,800	—
AUD	923,000	SEK	6,642,617	BARC	2/14/2023	16,200	—
AUD	10,743,911	USD	7,406,831	BOA	2/14/2023	180,175	—
AUD	36,225	USD	23,721	BARC	2/14/2023	1,860	—
AUD	620,200	USD	424,947	BNP	2/14/2023	13,018	—
AUD	618,781	USD	419,366	GSI	2/14/2023	17,597	—
CAD	180,627	AUD	201,000	BOA	2/14/2023	—	(6,176)
CAD	457,227	EUR	316,000	BOA	2/14/2023	—	(124)
CAD	928,692	EUR	671,000	BNP	2/14/2023	—	(31,977)
CAD	910,047	GBP	565,000	BOA	2/14/2023	—	(12,717)
CAD	169,857	GBP	103,000	BARC	2/14/2023	654	—
CAD	3,777,000	JPY	374,201,093	BOA	2/14/2023	—	(40,306)
CAD	1,096,000	NOK	8,186,880	BOA	2/14/2023	3,163	—
CAD	1,686,327	NZD	2,009,000	JPM	2/14/2023	—	(31,296)
CAD	759,000	SEK	5,893,858	BNP	2/14/2023	6,535	—
CAD	12,998,579	USD	9,788,871	BOA	2/14/2023	—	(18,808)
CAD	8,767,337	USD	6,523,000	BARC	2/14/2023	66,753	—
CAD	15,230,654	USD	11,331,118	BNP	2/14/2023	116,628	—
CAD	5,428,465	USD	4,045,000	GSI	2/14/2023	35,172	—
CHF	2,560,624	USD	2,711,213	BOA	2/14/2023	89,134	—
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	13

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CHF	209,943	USD	226,139	GSI	2/14/2023	$3,459	—
DKK	130,657,439	USD	18,781,536	BOA	2/14/2023	328,111	—
DKK	15,688,000	USD	2,283,948	BNP	2/14/2023	10,542	—
DKK	28,307,390	USD	4,052,269	GSI	2/14/2023	87,903	—
EUR	539,000	AUD	843,087	BOA	2/14/2023	—	$(8,963)
EUR	989,000	CAD	1,415,661	BOA	2/14/2023	11,922	—
EUR	230,000	GBP	198,776	BOA	2/14/2023	5,104	—
EUR	5,730,000	JPY	819,998,327	BOA	2/14/2023	—	(75,392)
EUR	1,708,000	JPY	240,771,824	BARC	2/14/2023	5,638	—
EUR	360,000	JPY	51,439,424	BNP	2/14/2023	—	(4,130)
EUR	2,649,000	JPY	372,408,314	GSI	2/14/2023	16,543	—
EUR	525,000	NOK	5,462,851	BOA	2/14/2023	23,593	—
EUR	354,000	NZD	586,799	BOA	2/14/2023	5,775	—
EUR	339,000	SEK	3,775,051	BOA	2/14/2023	7,598	—
EUR	447,000	SEK	4,874,484	GSI	2/14/2023	19,897	—
EUR	59,643,260	USD	61,430,995	BOA	2/14/2023	3,457,086	—
EUR	5,838,658	USD	6,148,203	BARC	2/14/2023	203,886	—
EUR	7,902,569	USD	8,576,044	BNP	2/14/2023	21,449	—
EUR	5,311,719	USD	5,767,971	GSI	2/14/2023	10,842	—
GBP	622,000	AUD	1,087,930	GSI	2/14/2023	—	(1,241)
GBP	815,454	EUR	928,000	BOA	2/14/2023	—	(4,026)
GBP	1,278,000	JPY	206,070,578	BOA	2/14/2023	—	(9,589)
GBP	120,000	NZD	229,372	BOA	2/14/2023	—	(307)
GBP	2,667,799	USD	3,212,736	BOA	2/14/2023	77,067	—
GBP	23,750	USD	28,296	BARC	2/14/2023	992	—
GBP	274,000	USD	335,906	BNP	2/14/2023	1,978	—
HKD	531,200	USD	68,174	BOA	2/14/2023	—	(386)
HKD	476,725	USD	61,150	BARC	2/14/2023	—	(314)
HKD	1,116,079	USD	142,903	BNP	2/14/2023	—	(477)
HKD	163,200	USD	20,816	GSI	2/14/2023	11	—
JPY	144,848,524	AUD	1,600,000	BOA	2/14/2023	—	(15,369)
JPY	251,758,326	EUR	1,749,000	BOA	2/14/2023	34,289	—
JPY	44,564,866	EUR	311,000	GSI	2/14/2023	4,545	—
JPY	50,597,208	GBP	312,000	BOA	2/14/2023	4,564	—
JPY	25,816,058	NOK	1,871,000	BOA	2/14/2023	11,094	—
JPY	22,288,380	NOK	1,715,000	BARC	2/14/2023	—	(412)
JPY	40,557,161	NOK	3,092,000	BNP	2/14/2023	2,128	—
JPY	75,073,044	NOK	5,646,000	GSI	2/14/2023	11,699	—
JPY	27,524,817	SEK	2,087,000	BOA	2/14/2023	12,090	—
JPY	84,458,923	SEK	6,587,000	BARC	2/14/2023	19,576	—
JPY	51,897,141	SEK	4,127,000	BNP	2/14/2023	4,421	—
JPY	13,222,264,996	USD	92,597,055	BOA	2/14/2023	9,138,290	—
14	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	21,324,000	USD	160,021	BARC	2/14/2023	$4,051	—
JPY	130,119,207	USD	972,419	BNP	2/14/2023	28,750	—
JPY	1,000,717,634	USD	7,309,890	GSI	2/14/2023	389,876	—
NOK	3,323,886	AUD	491,000	BOA	2/14/2023	—	$(13,556)
NOK	917,854	AUD	138,000	GSI	2/14/2023	—	(5,449)
NOK	496,774	CAD	67,000	BOA	2/14/2023	—	(564)
NOK	3,887,957	EUR	375,000	BOA	2/14/2023	—	(18,264)
NOK	4,203,839	EUR	391,000	GSI	2/14/2023	—	(4,008)
NOK	2,097,239	GBP	171,000	GSI	2/14/2023	—	(651)
NOK	13,980,000	JPY	187,785,090	BOA	2/14/2023	—	(43,568)
NOK	15,728,000	JPY	206,526,718	BARC	2/14/2023	—	(12,558)
NOK	1,601,000	JPY	22,155,522	GSI	2/14/2023	—	(9,992)
NOK	12,492,329	NZD	2,001,000	BOA	2/14/2023	—	(41,431)
NOK	1,359,396	NZD	212,000	BNP	2/14/2023	—	(794)
NOK	1,302,000	SEK	1,378,624	GSI	2/14/2023	—	(1,405)
NOK	7,987,330	USD	814,000	BARC	2/14/2023	—	(13,383)
NOK	14,860,596	USD	1,507,000	BNP	2/14/2023	—	(17,436)
NZD	3,068,000	CAD	2,623,956	BOA	2/14/2023	11,174	—
NZD	1,897,000	CHF	1,089,574	BOA	2/14/2023	34,797	—
NZD	2,134,000	JPY	177,616,193	BOA	2/14/2023	12,970	—
NZD	1,929,000	NOK	12,126,859	BOA	2/14/2023	31,518	—
NZD	1,289,000	SEK	8,564,522	BARC	2/14/2023	13,826	—
NZD	2,306,000	SEK	15,367,170	GSI	2/14/2023	20,392	—
NZD	2,576,000	USD	1,662,146	BOA	2/14/2023	3,191	—
NZD	11,000	USD	6,791	BARC	2/14/2023	320	—
SEK	6,098,919	AUD	872,000	BOA	2/14/2023	—	(32,208)
SEK	5,508,546	AUD	790,000	GSI	2/14/2023	—	(30,792)
SEK	3,142,906	CAD	404,000	BOA	2/14/2023	—	(2,930)
SEK	16,014,414	EUR	1,434,000	BOA	2/14/2023	—	(27,775)
SEK	7,927,700	EUR	710,000	BNP	2/14/2023	—	(13,879)
SEK	21,753,627	EUR	1,939,000	GSI	2/14/2023	—	(28,031)
SEK	10,015,468	GBP	794,000	BOA	2/14/2023	—	(20,801)
SEK	2,274,000	JPY	29,858,802	BARC	2/14/2023	—	(12,155)
SEK	10,430,045	NZD	1,590,000	BOA	2/14/2023	—	(29,916)
SEK	6,036,951	NZD	918,000	BNP	2/14/2023	—	(15,830)
SEK	115,967,002	USD	10,698,545	BOA	2/14/2023	397,663	—
SEK	17,384,944	USD	1,623,750	BARC	2/14/2023	39,714	—
SEK	8,094,038	USD	793,000	BNP	2/14/2023	—	(18,529)
SEK	61,798,510	USD	5,918,250	GSI	2/14/2023	—	(5,110)
USD	40,582,465	AUD	61,997,121	BOA	2/14/2023	—	(3,197,920)
USD	106,157	AUD	156,517	BNP	2/14/2023	—	(4,370)
USD	1,364,176	AUD	2,010,500	GSI	2/14/2023	—	(55,575)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	15

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	59,173,760	CAD	79,994,941	BOA	2/14/2023	—	$(952,469)
USD	364,544	CAD	488,200	BNP	2/14/2023	—	(2,400)
USD	962,000	CAD	1,312,505	GSI	2/14/2023	—	(24,512)
USD	9,697,736	CHF	9,289,331	BOA	2/14/2023	—	(461,253)
USD	250,261	CHF	231,911	BNP	2/14/2023	—	(3,362)
USD	6,862,330	DKK	48,357,705	BOA	2/14/2023	—	(210,353)
USD	44,830,159	DKK	331,844,254	BNP	2/14/2023	—	(3,704,593)
USD	560,835	DKK	3,942,007	GSI	2/14/2023	—	(15,714)
USD	198,706,503	EUR	197,361,967	BOA	2/14/2023	—	(16,010,792)
USD	3,843,158	EUR	3,613,300	BARC	2/14/2023	—	(87,883)
USD	13,935,088	EUR	12,960,310	BNP	2/14/2023	—	(164,907)
USD	3,232,813	EUR	2,983,000	GSI	2/14/2023	—	(12,502)
USD	14,889,263	GBP	12,694,640	BOA	2/14/2023	—	(765,161)
USD	30,289	GBP	25,423	BARC	2/14/2023	—	(1,062)
USD	1,022,691	GBP	847,720	BNP	2/14/2023	—	(22,677)
USD	201,769	GBP	163,793	GSI	2/14/2023	—	(212)
USD	118,164	HKD	922,800	BOA	2/14/2023	$403	—
USD	812,582	HKD	6,365,105	BARC	2/14/2023	314	—
USD	149,700	HKD	1,171,034	BNP	2/14/2023	262	—
USD	31,328	HKD	243,925	GSI	2/14/2023	200	—
USD	31,206,795	JPY	4,301,224,349	BOA	2/14/2023	—	(1,887,879)
USD	271,848	JPY	36,776,999	BARC	2/14/2023	—	(11,123)
USD	5,519,762	JPY	716,353,831	GSI	2/14/2023	7,960	—
USD	16,936,763	NOK	176,046,542	BOA	2/14/2023	—	(709,407)
USD	23,997,235	NZD	40,304,203	BOA	2/14/2023	—	(2,058,698)
USD	21,176,435	SEK	229,542,221	BOA	2/14/2023	—	(787,124)
USD	229,000	SEK	2,380,975	BARC	2/14/2023	1,178	—
USD	190,000	SEK	1,942,861	BNP	2/14/2023	4,099	—
						$15,159,531	$(31,835,578)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

16	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
At 1-31-23, the aggregate cost of investments for federal income tax purposes was $418,941,895. Net unrealized appreciation aggregated to $45,629,707, of which $77,727,274 related to gross unrealized appreciation and $32,097,567 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	17

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 1-31-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $410,230,105)	$484,321,762
Unrealized appreciation on forward foreign currency contracts	15,159,531
Cash	12,379,101
Foreign currency, at value (Cost $2,936,230)	2,933,697
Collateral held at broker for futures contracts	13,333,503
Dividends and interest receivable	1,664,749
Receivable for fund shares sold	332,706
Receivable for investments sold	453,607
Other assets	76,527
Total assets	530,655,183
Liabilities
Unrealized depreciation on forward foreign currency contracts	31,835,578
Payable for futures variation margin	583,546
Payable for fund shares repurchased	939,805
Payable to affiliates
Accounting and legal services fees	37,546
Transfer agent fees	26,517
Distribution and service fees	150
Trustees’ fees	457
Other liabilities and accrued expenses	160,223
Total liabilities	33,583,822
Net assets	$497,071,361
Net assets consist of
Paid-in capital	$1,025,404,755
Total distributable earnings (loss)	(528,333,394)
Net assets	$497,071,361

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($41,676,697 ÷ 4,345,125 shares)[1]	$9.59
Class C ($9,013,909 ÷ 972,685 shares)[1]	$9.27
Class I ($208,388,427 ÷ 21,372,631 shares)	$9.75
Class R2 ($952,710 ÷ 99,876 shares)	$9.54
Class R6 ($142,016,508 ÷ 14,492,558 shares)	$9.80
Class NAV ($95,023,110 ÷ 9,700,743 shares)	$9.80
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.09

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
18	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 1-31-23 (unaudited)

Investment income
Dividends	$3,805,517
Interest	774,245
Less foreign taxes withheld	(98,810)
Total investment income	4,480,952
Expenses
Investment management fees	2,685,692
Distribution and service fees	118,022
Accounting and legal services fees	53,420
Transfer agent fees	156,469
Trustees’ fees	8,213
Custodian fees	78,919
State registration fees	61,118
Printing and postage	21,588
Professional fees	85,350
Other	73,292
Total expenses	3,342,083
Less expense reductions	(20,204)
Net expenses	3,321,879
Net investment income	1,159,073
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,577,369)
Futures contracts	(16,268,362)
Forward foreign currency contracts	3,213,168
Swap contracts	659,432
(13,973,131)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	26,366,828
Futures contracts	5,076,603
Forward foreign currency contracts	(20,784,902)
Swap contracts	1,094,096
11,752,625
Net realized and unrealized loss	(2,220,506)
Decrease in net assets from operations	$(1,061,433)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 1-31-23 (unaudited)	Year ended 7-31-22
Increase (decrease) in net assets
From operations
Net investment income	$1,159,073	$5,182,569
Net realized gain (loss)	(13,973,131)	43,662,827
Change in net unrealized appreciation (depreciation)	11,752,625	(61,882,943)
Decrease in net assets resulting from operations	(1,061,433)	(13,037,547)
Distributions to shareholders
From earnings
Class A	(1,282,614)	—
Class C	(237,194)	—
Class I	(6,362,692)	—
Class R2	(30,090)	—
Class R6	(7,576,544)	—
Class NAV	(3,272,596)	—
Total distributions	(18,761,730)	—
From fund share transactions	(64,438,993)	124,932,928
Total increase (decrease)	(84,262,156)	111,895,381
Net assets
Beginning of period	581,333,517	469,438,136
End of period	$497,071,361	$581,333,517
20	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	1-31-23[1]	7-31-22	7-31-21	7-31-20	7-31-19	7-31-18
Per share operating performance
Net asset value, beginning of period	$9.93	$10.12	$9.06	$10.54	$10.12	$10.30
Net investment income[2]	—[3]	0.06	0.02	0.06	0.20	0.14
Net realized and unrealized gain (loss) on investments	(0.04)	(0.25)	1.09	0.02	0.22	(0.32)
Total from investment operations	(0.04)	(0.19)	1.11	0.08	0.42	(0.18)
Less distributions
From net investment income	(0.30)	—	(0.05)	(1.56)	—	—
Net asset value, end of period	$9.59	$9.93	$10.12	$9.06	$10.54	$10.12
Total return (%)[4,5]	(0.32)[6]	(1.88)	12.27	0.89	4.15	(1.75)
Ratios and supplemental data
Net assets, end of period (in millions)	$42	$44	$45	$41	$51	$114
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50[7]	1.57	1.59	1.53	1.69	1.65
Expenses including reductions	1.50[7]	1.56	1.58	1.52	1.69	1.64
Net investment income	0.09[7]	0.65	0.24	0.65	2.02	1.35
Portfolio turnover (%)	34	59	57	217[8]	50	59

[1]	Six months ended 1-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	21

CLASS C SHARES Period ended	1-31-23[1]	7-31-22	7-31-21	7-31-20	7-31-19	7-31-18
Per share operating performance
Net asset value, beginning of period	$9.57	$9.82	$8.81	$10.29	$9.95	$10.19
Net investment income (loss)[2]	(0.03)	(0.01)	(0.05)	(0.01)	0.13	0.06
Net realized and unrealized gain (loss) on investments	(0.04)	(0.24)	1.06	0.01	0.21	(0.30)
Total from investment operations	(0.07)	(0.25)	1.01	—	0.34	(0.24)
Less distributions
From net investment income	(0.23)	—	—	(1.48)	—	—
Net asset value, end of period	$9.27	$9.57	$9.82	$8.81	$10.29	$9.95
Total return (%)[3,4]	(0.66)[5]	(2.54)	11.45	0.23	3.42	(2.36)
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$12	$20	$34	$52	$91
Ratios (as a percentage of average net assets):
Expenses before reductions	2.20[6]	2.27	2.29	2.23	2.39	2.35
Expenses including reductions	2.20[6]	2.26	2.28	2.22	2.39	2.34
Net investment income (loss)	(0.62)[6]	(0.12)	(0.52)	(0.07)	1.35	0.61
Portfolio turnover (%)	34	59	57	217[7]	50	59

[1]	Six months ended 1-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
22	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	1-31-23[1]	7-31-22	7-31-21	7-31-20	7-31-19	7-31-18
Per share operating performance
Net asset value, beginning of period	$10.10	$10.27	$9.19	$10.67	$10.22	$10.36
Net investment income[2]	0.02	0.10	0.05	0.09	0.22	0.17
Net realized and unrealized gain (loss) on investments	(0.04)	(0.27)	1.10	0.02	0.23	(0.31)
Total from investment operations	(0.02)	(0.17)	1.15	0.11	0.45	(0.14)
Less distributions
From net investment income	(0.33)	—	(0.07)	(1.59)	—	—
Net asset value, end of period	$9.75	$10.10	$10.27	$9.19	$10.67	$10.22
Total return (%)[3]	(0.11)[4]	(1.66)	12.64	1.22	4.40	(1.35)
Ratios and supplemental data
Net assets, end of period (in millions)	$208	$215	$215	$274	$535	$2,413
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[5]	1.27	1.29	1.23	1.41	1.35
Expenses including reductions	1.20[5]	1.26	1.28	1.22	1.40	1.35
Net investment income	0.38[5]	0.94	0.52	0.95	2.21	1.66
Portfolio turnover (%)	34	59	57	217[6]	50	59

[1]	Six months ended 1-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	23

CLASS R2 SHARES Period ended	1-31-23[1]	7-31-22	7-31-21	7-31-20	7-31-19	7-31-18
Per share operating performance
Net asset value, beginning of period	$9.87	$10.07	$9.01	$10.49	$10.08	$10.27
Net investment income[2]	—[3]	0.06	0.02	0.06	0.20	0.12
Net realized and unrealized gain (loss) on investments	(0.03)	(0.26)	1.08	0.01	0.21	(0.31)
Total from investment operations	(0.03)	(0.20)	1.10	0.07	0.41	(0.19)
Less distributions
From net investment income	(0.30)	—	(0.04)	(1.55)	—	—
Net asset value, end of period	$9.54	$9.87	$10.07	$9.01	$10.49	$10.08
Total return (%)[4]	(0.23)[5]	(1.99)	12.31	0.82	4.07	(1.85)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51[6]	1.60	1.62	1.58	1.78	1.75
Expenses including reductions	1.50[6]	1.59	1.62	1.57	1.77	1.74
Net investment income	0.08[6]	0.58	0.21	0.62	1.99	1.17
Portfolio turnover (%)	34	59	57	217[7]	50	59

[1]	Six months ended 1-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
24	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	1-31-23[1]	7-31-22	7-31-21	7-31-20	7-31-19	7-31-18
Per share operating performance
Net asset value, beginning of period	$10.15	$10.31	$9.23	$10.71	$10.24	$10.38
Net investment income[2]	0.03	0.12	0.06	0.10	0.24	0.19
Net realized and unrealized gain (loss) on investments	(0.04)	(0.28)	1.10	0.02	0.23	(0.33)
Total from investment operations	(0.01)	(0.16)	1.16	0.12	0.47	(0.14)
Less distributions
From net investment income	(0.34)	—	(0.08)	(1.60)	—	—
Net asset value, end of period	$9.80	$10.15	$10.31	$9.23	$10.71	$10.24
Total return (%)[3]	(0.10)[4]	(1.55)	12.70	1.34	4.59	(1.35)
Ratios and supplemental data
Net assets, end of period (in millions)	$142	$227	$130	$106	$150	$546
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[5]	1.16	1.19	1.12	1.29	1.26
Expenses including reductions	1.09[5]	1.15	1.18	1.11	1.29	1.24
Net investment income	0.51[5]	1.15	0.64	1.05	2.33	1.79
Portfolio turnover (%)	34	59	57	217[6]	50	59

[1]	Six months ended 1-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	25

CLASS NAV SHARES Period ended	1-31-23[1]	7-31-22	7-31-21	7-31-20	7-31-19	7-31-18
Per share operating performance
Net asset value, beginning of period	$10.15	$10.31	$9.23	$10.71	$10.23	$10.37
Net investment income[2]	0.02	0.11	0.06	0.10	0.21	0.19
Net realized and unrealized gain (loss) on investments	(0.03)	(0.27)	1.11	0.02	0.27	(0.33)
Total from investment operations	(0.01)	(0.16)	1.17	0.12	0.48	(0.14)
Less distributions
From net investment income	(0.34)	—	(0.09)	(1.60)	—	—
Net asset value, end of period	$9.80	$10.15	$10.31	$9.23	$10.71	$10.23
Total return (%)[3]	(0.10)[4]	(1.46)	12.73	1.34	4.59	(1.35)
Ratios and supplemental data
Net assets, end of period (in millions)	$95	$82	$59	$53	$32	$643
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09[5]	1.15	1.17	1.11	1.28	1.24
Expenses including reductions	1.08[5]	1.14	1.17	1.10	1.27	1.23
Net investment income	0.50[5]	1.13	0.65	1.10	2.07	1.81
Portfolio turnover (%)	34	59	57	217[6]	50	59

[1]	Six months ended 1-31-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
26	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Multi-Asset Absolute Return Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	27

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$521,350	$521,350	—	—
Canada	5,272,205	5,272,205	—	—
China	10,355,187	1,969,350	$8,385,837	—
Denmark	15,669,886	—	15,669,886	—
France	14,804,663	—	14,804,663	—
Germany	17,682,506	—	17,682,506	—
Hong Kong	1,956,504	—	1,956,504	—
India	1,238,488	1,238,488	—	—
Indonesia	1,263,684	—	1,263,684	—
Ireland	12,953,708	12,953,708	—	—
Israel	2,928,780	2,928,780	—	—
Japan	11,113,544	—	11,113,544	—
Mexico	1,253,063	1,253,063	—	—
Netherlands	924,287	—	924,287	—
Philippines	56,505	—	56,505	—
28	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
South Africa	$1,329,984	—	$1,329,984	—
South Korea	6,053,192	$123,124	5,930,068	—
Spain	2,772,195	—	2,772,195	—
Switzerland	9,843,406	1,592,885	8,250,521	—
Taiwan	2,800,089	170,716	2,629,373	—
Thailand	726,884	—	726,884	—
Turkey	127,088	—	127,088	—
United Kingdom	12,583,161	—	12,583,161	—
United States	303,267,112	303,267,112	—	—
Preferred securities	234,760	234,760	—	—
U.S. Government and Agency obligations	28,299,755	—	28,299,755	—
Corporate bonds	18,289,776	—	18,289,776	—
Total investments in securities	$484,321,762	$331,525,541	$152,796,221	—
Derivatives:
Assets
Futures	$2,878,318	$2,878,318	—	—
Forward foreign currency contracts	15,159,531	—	$15,159,531	—
Liabilities
Futures	(5,952,431)	(5,952,431)	—	—
Forward foreign currency contracts	(31,835,578)	—	(31,835,578)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	29

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended January 31, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended January 31, 2023 were $2,648.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of July 31, 2022, the fund has a short-term capital loss carryforward of $566,136,927 available to offset future net realized capital gains. This carryforward does not expire.
As of July 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
30	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	31

of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended January 31, 2023, the fund used futures contracts to manage against changes in certain securities markets and interest rates, gain exposure to certain securities markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $412.8 million to $519 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended January 31, 2023, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $756.4 million to $838.1 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree
32	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the six months ended January 31, 2023, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging up to $32.7 million, as measured at each quarter end. There were no open CDS contracts where the fund acted as buyer as of January 31, 2023.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the six months ended January 31, 2023, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging up to $44.1 million, as measured at each quarter end. There were no open CDS contracts where the fund acted as seller as of January 31, 2023.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at January 31, 2023 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$2,815,259	$(108,005)
Equity	Receivable/payable for futures variation margin[1]	Futures	63,059	(5,844,426)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	15,159,531	(31,835,578)
			$18,037,849	$(37,788,009)
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	33

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$15,159,531	$(31,835,578)
Totals	$15,159,531	$(31,835,578)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Barclays Bank PLC	$374,962	($138,890)	$236,072	—	—	$236,072
BNP Paribas	213,610	(4,005,361)	(3,791,751)	—	$2,652,976	(1,138,775)
Bank of America, N.A.	13,944,863	(27,464,837)	(13,519,974)	—	10,152,469	(3,367,505)
Goldman Sachs International	626,096	(195,194)	430,902	$250,000	—	180,902
JPMorgan Chase Bank, N.A.	—	(31,296)	(31,296)	—	—	(31,296)
Totals	$15,159,531	($31,835,578)	($16,676,047)	$250,000	$12,805,445	($4,120,602)

[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2023:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(9,745,797)	—	—	$(9,745,797)
Currency	—	$3,213,168	—	3,213,168
Credit	—	—	$659,432	659,432
Equity	(6,522,565)	—	—	(6,522,565)
Total	$(16,268,362)	$3,213,168	$659,432	$(12,395,762)
34	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2023:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$2,690,950	—	—	$2,690,950
Currency	—	$(20,784,902)	—	(20,784,902)
Credit	—	—	$1,094,096	1,094,096
Equity	2,385,653	—	—	2,385,653
Total	$5,076,603	$(20,784,902)	$1,094,096	$(14,614,203)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $200 million of the fund’s average daily net assets; and (b) 1.000% of the next $300 million of the fund’s average daily net assets provided that net assets are less than or equal to $500 million. If net assets exceed $500 million, the following rates apply: (a) 0.950% of the first $2.0 billion of the fund’s average daily net assets; (b) 0.920% of the next $2.0 billion of the fund’s average daily net assets; and (c) 0.900% of the fund’s average daily net assets in excess of $4.0 billion. The Advisor has a subadvisory agreement with Nordea Investment Management North America, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended January 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	35

For the six months ended January 31, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,509
Class C	379
Class I	7,254
Class R2	36
Class	Expense reduction
Class R6	$7,821
Class NAV	3,205
Total	$20,204

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended January 31, 2023, were equivalent to a net annual effective rate of 0.95% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended January 31, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,889 for the six months ended January 31, 2023. Of this amount, $1,639 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $14,250 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2023, CDSCs received by the Distributor amounted to $5,692 and $196 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
36	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended January 31, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$63,125	$24,125
Class C	52,854	6,054
Class I	—	115,850
Class R2	2,043	47
Class R6	—	10,393
Total	$118,022	$156,469
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$13,500,000	6	3.305%	($7,436)
Note 6—Fund share transactions
Transactions in fund shares for the six months ended January 31, 2023 and for the year ended July 31, 2022 were as follows:
	Six Months Ended 1-31-23		Year Ended 7-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	397,404	$3,835,895	1,163,249	$11,625,746
Distributions reinvested	132,149	1,243,521	—	—
Repurchased	(618,656)	(5,929,851)	(1,160,966)	(11,625,128)
Net increase (decrease)	(89,103)	$(850,435)	2,283	$618
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	37

	Six Months Ended 1-31-23		Year Ended 7-31-22
	Shares	Amount	Shares	Amount
Class C shares
Sold	55,039	$506,769	107,580	$1,028,212
Distributions reinvested	25,990	236,767	—	—
Repurchased	(409,486)	(3,809,912)	(807,512)	(7,792,112)
Net decrease	(328,457)	$(3,066,376)	(699,932)	$(6,763,900)
Class I shares
Sold	3,725,312	$36,249,557	7,133,332	$72,944,420
Distributions reinvested	646,711	6,182,558	—	—
Repurchased	(4,313,350)	(42,218,824)	(6,776,442)	(67,888,122)
Net increase	58,673	$213,291	356,890	$5,056,298
Class R2 shares
Sold	1,419	$13,509	7,935	$79,438
Distributions reinvested	2,861	26,780	—	—
Repurchased	(16,108)	(151,727)	(28,173)	(279,289)
Net decrease	(11,828)	$(111,438)	(20,238)	$(199,851)
Class R6 shares
Sold	1,821,298	$17,875,434	13,504,285	$140,755,616
Distributions reinvested	718,413	6,896,761	—	—
Repurchased	(10,379,765)	(101,561,745)	(3,750,725)	(37,614,541)
Net increase (decrease)	(7,840,054)	$(76,789,550)	9,753,560	$103,141,075
Class NAV shares
Sold	1,910,902	$18,741,884	2,661,925	$26,944,677
Distributions reinvested	340,895	3,272,596	—	—
Repurchased	(597,798)	(5,848,965)	(310,469)	(3,245,989)
Net increase	1,653,999	$16,165,515	2,351,456	$23,698,688
Total net increase (decrease)	(6,556,770)	$(64,438,993)	11,744,019	$124,932,928
Affiliates of the fund owned 100% of shares of Class NAV on January 31, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $118,582,007 and $205,917,541, respectively, for the six months ended January 31, 2023. Purchases and sales of U.S. Treasury obligations aggregated $56,285,042 and $43,846,451, respectively, for the six months ended January 31, 2023.
38	JOHN HANCOCK Multi-Asset Absolute Return Fund | SEMIANNUAL REPORT

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At January 31, 2023, funds within the John Hancock group of funds complex held 19.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	19.1%
SEMIANNUAL REPORT | JOHN HANCOCK Multi-Asset Absolute Return Fund	39

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposals were considered by the shareholders:
Proposal 1: To elect eight Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	4,554,825,588.937	109,369,198.953
Noni L. Ellison	4,545,310,789.674	118,883,998.216
Dean C. Garfield	4,542,518,756.422	121,676,031.468
Patricia Lizarraga	4,547,597,042.403	116,597,745.487
Frances G. Rathke	4,553,474,902.143	110,719,885.747

Non-Independent Trustees
Andrew G. Arnott	4,548,263,383.010	115,931,404.880
Marianne Harrison	4,552,282,391.834	111,912,396.056
Paul Lorentz	4,546,227,532.263	117,967,255.627
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
40	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Nordea Investment Management North America, Inc.
Portfolio Managers
Dr. Asbjørn Trolle Hansen
Kurt Kongsted
Dr. Claus Vorm
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	41

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset Absolute Return Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2730344	395SA 1/23
3/23

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew G. Arnott

__________________

Andrew G. Arnott President

Date: March 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew G. Arnott

__________________

Andrew G. Arnott President

Date: March 3, 2023

/s/ Charles A. Rizzo

___________________

Charles A. Rizzo  Chief Financial Officer

Date: March 3, 2023